CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Convertible Notes Payable	$ 543,167	$ 633,167
Less unamortized discount	0	(57,148)
Convertible Notes Payable, Current	(363,167)	(233,167)
Convertible Notes Payable, Noncurrent	$ 104,300	$ 267,152